Note 11 - Petroleum and Alcohol Account - Receivable from Federal Government (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Petroleum and Alcohol Account Receivable from Federal Government [Abstract]
Opening balance	$ 469	$ 346
Financial income (Note 22)	3	4
Translation gain	21	119
Ending balance	$ 493	$ 469